Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Creation Date	Jun. 30, 2026
Document Effective Date	Jul. 01, 2026
Document Period End Date	Oct. 31, 2025